CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,381	[1]	$ 703	[1]	$ 1,122	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	976	[1]	866	[1]	775	[1]
Deferred income taxes and investment tax credits	3	[1]	37	[1]	295	[1]
Equity earnings	(61)	[1]	243	[1]	(567)	[1]
Remeasurement of equity method investments	(277)	[1]
Write-off of long-lived assets					132	[1]
Fixed-price contracts and other derivatives	2	[1]	13	[1]	(30)	[1]
Other adjustments to reconcile net income to net cash provided by operating activities	(15)	[1]	(55)	[1]	(48)	[1]
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(32)	[1]	89	[1]	(190)	[1]
Net change in income taxes, net	269	[1]	12	[1]	(17)	[1]
Net change in inventories	(84)	[1]	(62)	[1]	124	[1]
Net change in regulatory balancing accounts	(150)	[1]	(155)	[1]	42	[1]
Net change in regulatory assets and liabilities	(2)	[1]	6	[1]	(1)	[1]
Net change in other current assets	295	[1]	310	[1]	685	[1]
Net change in accounts payable	60	[1]	79	[1]	(109)	[1]
Net change in other current liabilities	(580)	[1]	(179)	[1]	(790)	[1]
Net change in other working capital components	(224)	[1]	100	[1]	(256)	[1]
Distributions from RBS Sempra Commodities LLP, operating activities	53	[1]	198	[1]	407	[1]
Changes in other assets	34	[1]	54	[1]	139	[1]
Changes in other liabilities	(5)	[1]	(5)	[1]	(94)	[1]
Net cash provided by operating activities	1,867	[1]	2,154	[1]	1,875	[1]
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(2,844)	[1]	(2,062)	[1]	(1,912)	[1]
Proceeds from sale of assets	2	[1]	303	[1]	179	[1]
Expenditures for investments and acquisition of businesses, net of cash acquired	(941)	[1]	(611)	[1]	(939)	[1]
Distributions from RBS Sempra Commodities LLP, investing activities	570	[1]	849	[1]
Distributions from investments	64	[1]	371	[1]	23	[1]
Purchases of nuclear decommissioning and other trust assets	(755)	[1]	(371)	[1]	(267)	[1]
Proceeds from sales by nuclear decommissioning and other trusts	753	[1]	372	[1]	230	[1]
Decrease (increase) in notes receivable from unconsolidated affiliates, net					100	[1]
Purchase of bonds issued by unconsolidated affiliate					(50)	[1]
Decrease in restricted cash	653	[1]	195	[1]	37	[1]
Increase in restricted cash	(541)	[1]	(318)	[1]	(45)	[1]
Other cash flows from investing activities	(31)	[1]	(11)	[1]	(28)	[1]
Net cash used in investing activities	(3,070)	[1]	(1,283)	[1]	(2,672)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(440)	[1]	(364)	[1]	(341)	[1]
Preferred dividends paid by subsidiaries	(8)	[1]	(10)	[1]	(10)	[1]
Issuances of common stock	28	[1]	40	[1]	73	[1]
Repurchases of common stock	(18)	[1]	(502)	[1]	(22)	[1]
Redemption of subsidiary preferred stock	(80)	[1]
Issuances of debt (maturities greater than 90 days)	2,098	[1]	1,125	[1]	2,151	[1]
Payments on debt (maturities greater than 90 days)	(482)	[1]	(905)	[1]	(435)	[1]
Increase (decrease) in short-term debt, net	(498)	[1]	568	[1]	(659)	[1]
Payments on notes payable to unconsolidated affiliate					(100)	[1]
Purchase of noncontrolling interests	(43)	[1]			(94)	[1]
Other cash flows from financing activities	(23)	[1]	(21)	[1]	13	[1]
Net cash provided by (used in) financing activities	534	[1]	(69)	[1]	576	[1]
Effect of exchange rate changes on cash and cash equivalents	9	[1]
Increase (decrease) in cash and cash equivalents	(660)	[1]	802	[1]	(221)	[1]
Cash and cash equivalents, beginning of period	912	[1]	110	[1]	331	[1]
Cash and cash equivalents, end of period	252	[1]	912	[1]	110	[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	440	[1]	415	[1]	326	[1]
Income tax payments, net of refunds	144	[1]	68	[1]	112	[1]
Acquisition Of Business [Abstract]
Assets acquired	2,833	[1]	303	[1]
Cash paid, net of cash acquired	(611)	[1]	(292)	[1]
Fair of equity method investments immediately prior to the acquisition	(882)	[1]
Fair value of noncontrolling interests	(279)	[1]
Additional consideration accrued	(32)	[1]
Liabilities assumed	1,029	[1]	11	[1]
Increase in capital lease obligations for investments in property, plant and equipment			192	[1]	50	[1]
Accrued capital expenditures	368	[1]	341	[1]	247	[1]
Return of investment	180	[1]
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Dividends declared but not paid	120	[1]	96	[1]	99	[1]
Cancellation of debt	180	[1]
Conversion of debt to equity	30	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	455		358		373
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	422		381		329
Deferred income taxes and investment tax credits	290		52		73
Fixed-price contracts and other derivatives	(13)		22		(41)
Other adjustments to reconcile net income to net cash provided by operating activities	(68)		(32)		(21)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	6				(53)
Net change in due to/from affiliates, net	6		(2)
Net change in income taxes, net	(111)		12		(44)
Net change in inventories	(11)		(10)		1
Net change in regulatory balancing accounts	(87)		(99)		32
Net change in other current assets	309		343		660
Net change in accounts payable	68		23		1
Net change in interest payable	6		10
Net change in other current liabilities	(430)		(340)		(639)
Net change in other working capital components	(244)		(63)		(42)
Changes in other assets	33		14		23
Changes in other liabilities	7		(3)		(53)
Net cash provided by operating activities	882		729		641
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,831)		(1,210)		(955)
Proceeds from sale of assets	1				1
Expenditures for short-term investments					(152)
Proceeds from sale of short-term investments					176
Purchases of nuclear decommissioning trust assets	(748)		(362)		(237)
Proceeds from sales by nuclear decommissioning trusts	741		352		230
Decrease (increase) in notes receivable from unconsolidated affiliates, net			14		20
Decrease in restricted cash	520		152		37
Increase in restricted cash	(447)		(260)		(45)
Net cash used in investing activities	(1,764)		(1,314)		(925)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	200
Common dividends paid					(150)
Preferred dividends paid	(5)		(5)		(5)
Issuances of long-term debt	598		744		439
Payments on long-term debt	(10)		(10)		(2)
Increase (decrease) in short-term debt, net					4
Capital contributions received by variable interest entity	5				4
Capital distributions made by variable interest entity			(24)		(9)
Other cash flows from financing activities	(4)		(6)		(3)
Net cash provided by (used in) financing activities	784		699		278
Increase (decrease) in cash and cash equivalents	(98)		114		(6)
Cash and cash equivalents, beginning of period	127		13		19
Cash and cash equivalents, end of period	29		127		13
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	131		120		99
Income tax payments, net of refunds	59		108		148
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment			188		21
Accrued capital expenditures	187		173		157
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Dividends declared but not paid	1		1		1
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	288		287		274
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	331		309		293
Deferred income taxes and investment tax credits	130		107		70
Other adjustments to reconcile net income to net cash provided by operating activities	(6)				8
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(57)		18		(30)
Net change in due to/from affiliates, net	(18)		11		(10)
Net change in income taxes, net	(12)		5		(2)
Net change in inventories	(46)		(12)		74
Net change in regulatory balancing accounts	(63)		(56)		10
Net change in other current assets	5		(2)		10
Net change in accounts payable	(7)		52		(99)
Net change in customer deposits	2		(13)		(28)
Net change in other current liabilities	(5)		29		(69)
Net change in other working capital components	(201)		32		(144)
Changes in other assets	19		(7)		7
Changes in other liabilities	(7)		8		(68)
Net cash provided by operating activities	554		736		440
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(683)		(503)		(480)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	49		(63)		(16)
Net cash used in investing activities	(634)		(566)		(496)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(50)		(100)
Preferred dividends paid	(1)		(1)		(1)
Issuances of long-term debt			299
Payments on long-term debt	(250)				(100)
Net cash provided by (used in) financing activities	(301)		198		(101)
Increase (decrease) in cash and cash equivalents	(381)		368		(157)
Cash and cash equivalents, beginning of period	417		49		206
Cash and cash equivalents, end of period	36		417		49
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	65		54		59
Income tax payments, net of refunds	25		64		76
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment			4		29
Accrued capital expenditures	$ 97		$ 103		$ 75

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.